Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Expenses

Note 7 - Accrued Expenses

Accrued expenses consist of the following:

	September 30,	December 31,
	2019	2018
Compensation and related benefits	$264	$479
Accrued Litigation	507	269
Board Compensation	9	23
Other	5	—
Total accrued expenses	$785	$771

8. Accrued Expenses

Accrued expenses consist of the following:

	December 31,
	2018	2017
Compensation and related benefits	$479	$304
Accrued Litigation	269	269
Personal property and franchise tax	23	—
Board Compensation	—	16
Other	—	—
Total accrued expenses	$771	$589